Short-Term Bank Loans (Details) - Schedule of Short-Term Bank Loans - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans		$ 5,397,521	$ 2,442,609
Bank of China [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[1]	427,497
Bank of Nanjing [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[2]	427,497	411,184
Bank of Huaxia [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[3]	1,424,988	1,370,614
Bank of Hangzhou [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[4]	712,495	685,307
Bank of Zheshang [Member]
Schedule of Short-Term Bank Loans [Line Items]
Short-term bank loans	[5]	2,422,480
Deferred financing costs [Member]
Schedule of Short-Term Bank Loans [Line Items]
Deferred financing costs	[6]	$ (17,436)	$ (24,496)

[1]	On August 24, 2024, the Company entered into a new loan agreement with Bank of China to obtain a loan of $427,497 (or RMB 3,000,000) for the period from August 26, 2024 to September 26, 2025 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Shichuang Tongsheng Financing Guarantee Limited. The Company is required to make quarterly interest payment with principal due at maturity.
[2]	On March 17, 2023, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $274,123 (or RMB 2,000,000) of loan for the period from March 17, 2023 to March 17, 2024 with an annual interest rate of 6%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with his wife, Ms. Dong Mingxing and Ms. Wenjun Jiang, the CTO of the Company, guaranteed the repayment of these loans. The Company repaid the loan on March 18, 2024. On September 20, 2023, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $137,061 (or RMB 1,000,000) of loan for the period from September 20, 2023 to September 20, 2024 with an annual interest rate of 5.5%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with his wife, Ms. Dong Mingxing, guaranteed the repayment of these loans. The Company repaid the loan on September 23, 2024. On March 18, 2024, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $284,998 (or RMB 2,000,000) of loan for the period from March 20, 2024 to March 19, 2025 with an annual interest rate of 5%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with his wife, Ms. Dong Mingxing and Ms. Wenjun Jiang, the CTO of the Company, guaranteed the repayment of these loans. On September 30, 2024, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $142,499 (or RMB 1,000,000) of loan for the period from September 30, 2024 to September 29, 2025 with an annual interest rate of 5.2%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans.
[3]	On March 17, 2023, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $685,307 (or RMB 5,000,000) of loan for the period from March 17, 2023 to March 17, 2024 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited.The Company repaid the loan on March 25, 2024. On August 30, 2023, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $685,307 (or RMB 5,000,000) of loan for the period from August 30, 2023 to August 30, 2024 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited. The Company repaid the loan on September 9, 2024. On June 7, 2024, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $712,494 (or RMB 5,000,000) of loan for the period from June 17, 2024 to June 17, 2025 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited. On September 25, 2024, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $712,494 (or RMB 5,000,000) of loan for the period from September 27, 2024 to September 27, 2025 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited.
[4]	On February 13, 2023, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $274,123 (or RMB 2,000,000) for a term from February 13, 2023 to February 12, 2024 at a fixed annual interest rate of 4.35%. The loan is guaranteed by a third party, Beijing Yizhuang Guoji Financing Guarantee Limited. The Company repaid the loan on December 20,2023 and February 12, 2024, respectively. On March 30, 2023, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $411,184 (or RMB 3,000,000) for a term from March 30, 2023 to December 29, 2023 at a fixed annual interest rate of 4.35%. The Company’s CEO, Mr. Haogang Yang, and his wife, Ms. Mingxing Dong, provided guarantee to this loan. The Company repaid the loan in full upon maturity on December 29, 2023. The Company repaid the loan on September 9, 2024. On May 17, 2024, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $284,998 (or RMB 2,000,000) for a term from May 23, 2024 to March 20, 2025 at a fixed annual interest rate of 4.2%. The loan is guaranteed by a third party, Beijing Yizhuang Guoji Financing Guarantee Limited. On July 8, 2024, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $427,497 (or RMB 3,000,000) for a term from July 8, 2024 to Jan 4, 2025 at a fixed annual interest rate of 4.2%.
[5]	On April 24, 2024, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,211,240 (or RMB 8,500,000) for a term from April 24, 2024 to April 24, 2025 at a fixed annual interest rate of 4.3%. On August 30, 2024, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,211,240 (or RMB 8,500,000) for a term from August 30, 2024 to February 28, 2025 at a fixed annual interest rate of 4.2%.
[6]	In order to obtain the guarantees provided by the third-party guaranty company for the loans from banks, the Company incurred guarantee fees, which are deferred and presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loans and amortized to interest expense over the term of the associated loans.